Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 30,926	$ 78,788
Impairment loss of goodwill		1,362,044
Carrying amount of goodwill	1,721,901		$ 1,780,569
Advance from customer	103,596		$ 143,723
Advance from customers and recognized	57,737	209,083
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	30,926	78,788
Discontinuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses	1,590	946,578
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss of goodwill		$ 1,362,044